Payroll, Social Charges and Accruals (Tables)	12 Months Ended
Dec. 31, 2025
Payroll Social Charges And Accruals
Schedule of payroll social charges and accruals

	12.31.2025	12.31.2024
Social security liabilities
Taxes and social contribution	39,029	33,281
Social security charges	24,854	9,753
	63,883	43,034
Labor liabilities
Payroll, net	15,606	17,540
Vacation	53,674	54,854
Provisions for performance and profit sharing	164,277	187,080
Voluntary dismissal program (Note 17.1)	17,642	109,028
Other liabilities	455	23
	251,654	368,525
	315,537	411,559
Current	310,773	411,102
Noncurrent	4,764	457